Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 11:- SHARE-BASED COMPENSATION

a.	Option plans:

Options granted under the Company’s 2005 Israeli Share Option Plan (“Plan”) were exercisable in accordance with the terms of the Plan, within 10 years from the date of grant, against payment of an exercise price. The options generally vest over a period of three or four years.

In March 2018, the Company’s Board of Directors approved the adoption of the Company’s 2018 Israeli Share Option Plan (“2018 Plan”) for the grant of options and restricted shares (“RSU”) to employees, directors and service providers. The options are exercisable within 10 years from the date of grant, against payment of the exercise price, in accordance with the terms of the 2018 Plan. The options generally vest over a period of three or four years.

During 2024 the company granted 94,964 RSU to employees and directors.

Option grants:

Expected volatility was calculated based upon the Company’s historical share price and historical volatilities of similar entities in the related sector index. The expected term of the options granted is derived from output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

During the year ended December 31, 2023, the board of directors approved the grant of an aggregate of 44,933 RSUs, each vesting in three years, 36,423 of which RSU’s were granted to officers and directors and 8,509 RSU’s of which were granted to employees of the Company. The value of the said RSU’s was $635 thousand.

On August 24, 2023, shareholders approved the grant of option awards to our directors and chairman of the board. The company granted 18,680 ADS’s options purchase 18,680 ADSs of the Company in the aggregate, all at an exercise price of $18.1. The options vest in equal annual installments over a period of three years, commencing one year following the date of shareholder approval. The options are subject to accelerated vesting and will become immediately exercisable in the event of a change of control.

The value of the said options was $193 thousand.

On the same day, the Company also cancelled options previously granted to our directors and chairman and granted replacement options to these directors. Shareholders approved that all the options that were held at by directors and chairman at the time of the meeting be cancelled and in exchange therefor the Company would grant a replacement option to purchase such number of ADSs (each, a “Replacement Option”) that is equal to the aggregate number of ADSs subject to the options held at the time by the company directors and chairman. The number of ADSs underlying the Replacement Option that were issued in exchange for the options that were held by our directors and chairman was 5,627 ADS’s. The exercise price of per ADS for the Replacement Options is $18.1. The options vest in equal annual installments over a period of three years, commencing one year following the date of shareholder approval. The options are subject to accelerated vesting and will become immediately exercisable in the event of a change of control. The fair value of the replacement warrants was $59.

The fair value of the Replacement Options is more than the fair value of the old options, the incremental amount will be recognized in equal annual installments over a period of three years, commencing one year following the date of shareholder approval.

The following table lists the inputs to the binomial option-pricing model used for the fair value measurement of equity-settled share options for the above Options Plans for the years 2024, 2023 and 2022:

	December 31,
	2024	2023	2022

Dividend yield	-%	0%	0%
Expected volatility of the share prices	-%	107%	84%
Risk-free interest rate	-%	4.2%	2.1%
Expected term (in years)	-	10%	10

*	During the year 2024 there were no new grants of options.

Based on the above inputs, the fair value of the ADS options was determined to be $1.03 and $0.157 for the years ended December 31,2023 and 2022, respectively.

b.	The following table summarizes the number of options granted to employees under the Option Plans for the year ended December 31, 2024 and related information:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2023	98,491,200	0.005	9.9	12

Granted	-	-	-	-
Forfeited	(1,262,800)	0.005	9.9	12

Balance as of December 31, 2024	97,228,400	0.005	8.65	12

Exercisable as of December 31, 2024	32,409,467	0.005	8.65	12

As of December 31, 2024, there are $549 of total unrecognized costs related to share-based compensation that is expected to be recognized over a period of up to four years.

c.	The following table summarizes information about the Company’s outstanding and exercisable options granted to employees as of December 31, 2024:

Exercise price	Options outstanding as of December 31, 2024	Weighted average remaining contractual term (years)	Options exercisable as of December 31, 2024	Weighted average remaining contractual term (years)
$0.005	97,228,400	8.65	32,409,467	8.65

d.	A summary of ADSs restricted shares units activity for the year ended December 31, 2024 is as follows:

	Number of ADS	Weighted average grant date fair value

Balance as of December 31, 2023	30,503	30.6

Granted	94,964	4.46
Vested	(15,893)	30.6
Forfeited	(3,391)	30.6

Balance as of December 31, 2024	106,183	7.22

e.	The total share-based compensation expense related to all of the Company’s equity-based awards, recognized for the years ended December 31, 2024, 2023 and 2022 is comprised as follows:

	Year ended December 31,
	2024	2023	2022

Research and development expenses	$322	$107	$100
Marketing, general and administrative expenses	360	1,032	1,502
Total share-based compensation	$682	$1,139	$1,602